Significant Accounting Policies - Summary of Average Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2018 $ / $ ExchangeRate	Dec. 31, 2017 ExchangeRate	Dec. 31, 2016 ExchangeRate
Disclosure of foreign exchange rates [line items]
Exchange Rate | $ / $	19.6350
Mexico, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	1.00	1.00	1.00
Exchange Rate	1.00	1.00
Guatemala, Quetzales
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	2.56	2.57	2.46
Exchange Rate	2.54	2.69
Costa Rica, Colones
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.03	0.03	0.03
Exchange Rate	0.03	0.03
Colombia, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.01	0.01	0.01
Exchange Rate	0.01	0.01
Nicaragua, Cordobas
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.62	0.63	0.65
Exchange Rate	0.61	0.64
Argentina, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.73	1.15	1.26
Exchange Rate	0.52	1.06
Brazil, Brazil Real [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	5.29	5.94	5.39
Exchange Rate	5.08	5.97
Philippines, Pesos
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.37	0.38	0.39
Exchange Rate	0.37	0.40
Uruguay, Pesos
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.63	0.66	0.71
Exchange Rate	0.61	0.69
Panama [member] | United States of America, Dollars [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	19.24	18.93	18.66
Exchange Rate	19.68	19.74